Shareholders' Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended												12 Months Ended
	Feb. 20, 2025	Nov. 15, 2021	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Line Items]
Common stock authorized for additional issue (in shares)															134,000,000
Common stock authorized for additional issue that can be issued in connection with an offer by way of rights issue (in shares)															67,000,000
Common stock, par value (in dollars per share)			$ 0.10				$ 0.10								$ 0.10	$ 0.10
Stock repurchase program, authorized amount		$ 300
Stock repurchase program, period in force		4 years
Number of shares authorized to be repurchased (in shares)			20,000,000												20,000,000
Repurchases of common stock (in shares)															0	0	5,373,000
Cash dividends declared per share (in USD per share)			$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20
Subsequent Event
Equity [Line Items]
Cash dividends declared per share (in USD per share)	$ 0.20
Dividends payable	$ 40